Income Tax (Tables)	12 Months Ended
Jun. 30, 2020
Income Tax Disclosure Abstract
Schedule of Net Deferred Tax Assets

The Company’s net deferred tax assets are as follows:

June 30, 2020
Deferred tax asset
Organizational/Start-up costs	$25,745
Total deferred tax asset	25,745
Valuation allowance	(25,745)
Deferred tax asset, net of allowance	$—

Schedule of Income Tax Provision

The income tax provision consists of the following:

Year Ended June 30, 2020
Federal
Current	$812
Deferred	(25,745)

State
Current	$—
Deferred	—
Change in valuation allowance	25,745
Income tax provision	$812

Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of the federal income tax rate to the Company’s effective tax rate for the year ended June 30, 2020 is as follows:

Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	0.0%
Change in valuation allowance	(21.7)%
Income tax provision benefit	(0.7)%